Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 14, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lee Financial Mutual Fund, Inc.
Registration Nos. 33-23452 and 811-05631

Ladies and Gentlemen:

On behalf of Lee Financial Mutual Fund, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Investment Objectives/Goals” in the Prospectus Supplements, dated October 2, 2014, for the Lee Financial Tactical Fund and the Hawaii Municipal Fund filed under Rule 497(e).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara